Concentrations of Risk (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Concentrations of Risk [Line Items]
Concentration risk, percentage	43.60%	51.80%
Supplier Concentration Risk [Member] | Suppliers [Member] | Accounts Payable [Member]
Concentrations of Risk [Line Items]
Concentration risk, percentage		56.70%